Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Reserves	Accumulated other comprehensive income (loss)	Deficit
Balance at Dec. 31, 2019	$ (46,980)	$ 173,095	$ 22,445	$ (407)	$ (242,113)
Balance (Shares) at Dec. 31, 2019		175,470
Statement [Line Items]
Loss and comprehensive income (loss)	(7,114)			(1,114)	(6,000)
Share-based compensation	538		538
Issuance of share capital – private placement, value	3,313	$ 2,912	401
Issuance of share capital – private placement, shares		10,278
Issuance of share capital – share options, value	120	$ 299	(179)
Issuance of share capital – share options, shares		782
Share issuance costs	(85)	$ (85)
Balance at Dec. 31, 2020	$ (50,208)	$ 176,221	23,205	(1,521)	(248,113)
Balance (Shares) at Dec. 31, 2020	186,530	186,530
Statement [Line Items]
Loss and comprehensive income (loss)	$ (7,711)			(156)	(7,555)
Share-based compensation	735		735
Issuance of share capital – share options, value	88	$ 539	(451)
Issuance of share capital – share options, shares		1,595
Issuance of share capital – warrants, value	1,994	$ 2,755	(761)
Issuance of share capital – warrants, shares		4,563
Balance at Dec. 31, 2021	$ (55,102)	$ 179,515	22,728	(1,677)	(255,668)
Balance (Shares) at Dec. 31, 2021	192,688	192,688
Statement [Line Items]
Loss and comprehensive income (loss)	$ (5,366)			3,695	(9,061)
Share-based compensation	997		997
Issuance of share capital – share options, value	156	$ 584	(428)
Issuance of share capital – share options, shares		1,112
Issuance of share capital – deferred share units, value		$ 107	(107)
Issuance of share capital – deferred share units, shares		220
Issuance of share capital – warrants, value	1,781	$ 2,462	(681)
Issuance of share capital – warrants, shares		4,115
Balance at Dec. 31, 2022	$ (57,534)	$ 182,668	$ 22,509	$ 2,018	$ (264,729)
Balance (Shares) at Dec. 31, 2022	198,135	198,135